Private Placement Warrants	12 Months Ended
Dec. 31, 2023
Flame Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Private Placement Warrants
NOTE 4 — PRIVATE PLACEMENT WARRANTS
Simultaneously with the closing of the IPO, the Sponsor, Intrepid Financial Partners, LLC (an affiliate of one of the Company’s underwriters) (“Intrepid”) and FL
Co-Investment,
LLC (an affiliate of one of the Company’s underwriters) (“FL
Co-Investment”)
collectively, the (“Initial Stockholders”), purchased an aggregate of 7,750,000 Private Placement Warrants at a price of $1.00 per warrant ($7,750,000 in the aggregate), and each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from this offering to be held in the Trust Account.